Securities sold under repurchase agreements and interbank and institutional market funds - Schedule of Institutional Market Debt (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Institutional market funds	R$ 154,194	R$ 140,547
Current	11,423	17,033
Non-current	142,771	123,514
Subordinated debt
Disclosure of financial liabilities [line items]
Institutional market funds	48,147	45,224
Debentures
Disclosure of financial liabilities [line items]
Institutional market funds	4,122	0
Foreign loans through securities
Disclosure of financial liabilities [line items]
Institutional market funds	76,348	75,912
Funding from structured operations certificates
Disclosure of financial liabilities [line items]
Institutional market funds	R$ 25,577	R$ 19,411